Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

Note 8 – Fair Value Measurements

The Company considers all highly liquid instruments with original maturities of less than 90 days to be cash equivalents. As of December 31, 2021, there were no long term marketable securities.

The carrying amounts of certain financial instruments, such as cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their relatively short maturities.

The fair value of debt instruments for which the Company has not elected fair value accounting is based on the present value of expected future cash flows and assumptions about the then-current market interest rates as of the reporting period and the creditworthiness of the Company. The book values of the Company's long-term debt approximate fair value because interest rates charged are similar to other financial instruments with similar terms and maturities and the rates vary in accordance with a market index. Most of the Company’s debt is carried on the Consolidated Balance Sheets on a historical cost basis net of unamortized discounts and premiums because the Company has not elected the fair value option of accounting. Changes to the inputs used in these valuation models can have a significant impact on the estimated fair value of the Convertible Promissory Notes and the Company’s embedded derivatives.

Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis

As discussed in Note 7, all Convertible Promissory Notes were converted to Legacy Solid Power Series B Preferred Stock in May 2021. As of December 31, 2021 and 2020, the Company’s financial liabilities measured and recorded at fair value on a recurring basis were classified within the fair value hierarchy as follows:

	2021
	Level 1	Level 2	Level 3	Total
Assets
Commercial Paper	$33,275	$—	$—	$33,275
Corporate Bonds	$39,593	$—	$—	$39,593
Government Bonds	$3,017	$—	$—	$3,017
Liabilities
Public Warrants	$26,483	$—	$—	$26,483
Private Warrants	$—	$23,537	$—	$23,537

	2020
	Level 1	Level 2	Level 3	Total
Liabilities
2020 Convertible Promissory Notes Embedded Derivative	$—	$—	$2,817	$2,817
2019 Convertible Promissory Notes	$—	$—	$3,612	$3,612

The fair value of the Company's marketable securities as of December 31, 2021 approximated original purchase price, as a result the Company deemed the fair value adjustment immaterial for reporting purposes. The Company had no marketable securities at December 31, 2020.

There were no transfers in and out of Level 3 fair value hierarchy during the years ended December 31, 2021 and 2020.

Fair Value Methodology

2020 Notes Embedded Derivative

The fair value of the 2020 Notes was estimated using the present value of probability weighted scenario analysis, considering the as-converted value and the downside protection. The embedded derivative is valued using a “with-and-without method,” where the value of the 2020 Notes, including the embedded derivative, is defined as the “with”, and the value of the 2020 Notes, excluding the embedded derivative, is defined as the “without.” This method estimates the value of the embedded derivative by comparing the difference in the values between the 2020 Notes with the embedded derivative and the value of the 2020 Notes, without the embedded derivative. The probability weighted scenario analysis requires the following inputs: (i) probability of qualified financing, maturity, and other contingent scenarios; (ii) equity value; (iii) conversion price; (iv) maturity date; (v) risk-free interest rate; and (vi) estimated volatility. The changes during the twelve months ended December 31, 2021 in the fair values of the embedded derivatives are primarily related to the change in the value of the conversion features and are reflected in the Consolidated Statements of Operations as “Loss from change in fair value of embedded derivative liability.”

Fair Value of Debt - 2019 Note

The 2019 Note was converted to Legacy Solid Power Series B Preferred Stock in May 2021. At December 31, 2020, the contractual outstanding principal of the 2019 Note was $3,000, and the fair value was $3,612. The fair value was estimated using the present value of probability weighted scenario analysis, considering the as-converted value and the downside protection. The probability weighted scenario analysis requires the following inputs: (i) probability of qualified financing, maturity and other contingent scenarios; (ii) equity value; (iii) conversion price; (iv) maturity date; (v) risk-free interest rate; and (vi) estimated volatility.

Fair Value of Other Financial Instruments

The following table provides the estimated fair value of financial instruments that are not recorded at fair value in the Consolidated Balance Sheets:

	December 31, 2020
	Principal Amount	Fair Value
APIC:
2020 Convertible Promissory Notes	$5,125	$7,424

The fair value of the 2020 Notes at December 31,2020 was estimated using the present value of probability weighted scenario analysis, considering the as-converted value and the downside protection and is classified as Level 3 in the fair value hierarchy.

Fair Value of Stock

Warrants

The fair value of the Private Placement Warrants (defined below) have been estimated using a Black-Scholes model as of the Closing Date and subsequently as of the December 31, 2021 Consolidated Balance Sheet date. The fair value of the Public Warrants (defined below) has been measured based on the quoted price of such warrants on the Nasdaq Stock Market, a Level 1 input. The estimated fair value of the Private Placement Warrants is determined using Level 2 inputs. Inherent in a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. Material increases (or decreases) in any of those inputs may result in a significantly higher (or lower) fair value measurement. The Company estimates the volatility of its Private Placement Warrants based on implied volatility from the Company's Public Warrants and from historical volatility of select peer company's common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend yield is based on the historical rate, which the Company anticipates remaining at zero. Refer to Note 9 for additional details on the Company's warrant liabilities.

The following table provides quantitative information regarding Level 2 inputs used in the recurring valuation of the Private Placement Warrants as of their measurement dates:

	December 8, 2021	December 31, 2021
Exercise Price	$11.50	$11.50
Stock Price	$13.01	$8.74
Volatility	48.4%	48.9%
Term	5	4.94
Risk-free rate	1.26%	1.24%

The following table provides a reconciliation of the Private Placement Warrants measured at fair value using Level 2 significant unobservable inputs (in thousands):

2021
December 8, 2021	$6.07
Change in fair value	$(3.00)
December 31, 2021	$3.07